Share-based Compensation - Additional Information (Detail)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2023 USD ($) $ / shares shares	Mar. 31, 2022 USD ($) $ / shares shares	Mar. 31, 2023 USD ($) $ / shares shares	Mar. 31, 2022 $ / shares	Dec. 31, 2022 USD ($) PERIOD $ / shares shares	Jun. 30, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Jun. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2020 USD ($) $ / shares	Jan. 31, 2023 shares	Jan. 01, 2022 shares	May 31, 2021 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding Options	1,252,931,000		1,252,931,000			996,700,000		833,427,000
Closing price of common stock | $ / shares						$ 12.2
Unrecognized compensation expense related to unvested stock options | $	$ 3,900,000		$ 3,900,000			$ 6,600,000
Expected weighted average period for recognition of compensation expense			1 year 6 months			1 year 8 months 12 days
Expected annual dividend yield			0.00%	0.00%		0.00%		0.00%	0.00%
Weighted-average fair value per share of options granted (in dollars per share) | $ / shares			$ 7.71	$ 33		$ 31.4		$ 46	$ 32.8
Stock options granted, weighted average exercise price (in dollars per share) | $ / shares			$ 10.66			$ 51.4
Infinity Pharmaceuticals Inc [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding Options					14,663,697		12,689,439
Unrecognized compensation expense related to unvested stock options | $	$ 6,000,000		$ 6,000,000		$ 8,100,000
Expected weighted average period for recognition of compensation expense	1 year 10 months 24 days				2 years
Expected annual dividend yield	0.00%	0.00%
Weighted-average fair value per share of options granted (in dollars per share) | $ / shares		$ 1.26			$ 1.1		$ 2.69
Aggregate intrinsic value | $					$ 0		$ 800,000
Related income tax benefits | $					$ 0		0
Expense related to restructuring activities | $	$ 1,720,000
Stock options granted (in shares)	0	2,082,324
Stock options granted, weighted average exercise price (in dollars per share) | $ / shares	$ 1.54				$ 1.36
Total stock-based compensation expense | $	$ 1,774,000	$ 867,000			$ 3,621,000		$ 2,695,000
Infinity Pharmaceuticals Inc [Member] | Other Restructuring [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expense related to restructuring activities | $	$ 821,000
Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding Options						996,700
Closing price of common stock | $ / shares	$ 4.58		$ 4.58
Total fair value of options vested | $						$ 9,000,000		$ 6,400,000	$ 5,400,000
Employee Stock Option | Infinity Pharmaceuticals Inc [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected annual dividend yield							0.00%
Employee Stock Option | Directors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting period			12 months			12 months
Share-based compensation arrangement by share-based payment award, expiration period			10 years			10 years
Employee Stock Option | Employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option vested percentage			25.00%			25.00%
Share-based compensation arrangement by share-based payment award, award vesting period			36 months			36 months
Share-based compensation arrangement by share-based payment award, expiration period						10 years
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of common stock to be received for each RSUs						1
Restricted Stock Units (RSUs) | Infinity Pharmaceuticals Inc [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSUs granted	0	0
Total stock-based compensation expense | $	$ 500,000	$ 0
Stock Incentive Plan | Infinity Pharmaceuticals Inc [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option vested percentage					25.00%
Share-based compensation arrangement by share-based payment award, award vesting period					3 years
Share-based compensation arrangement by share-based payment award, expiration period					10 years
Percent of shares in each award vesting after three years					75.00%
Equity Incentive Plan Twenty Nineteen | Infinity Pharmaceuticals Inc [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock authorized					12,531,009
Shares available for future grant					2,564,077
Number of additional shares available for future grant					7,744,676
Stock Incentive Plan Twenty Ten | Infinity Pharmaceuticals Inc [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of additional shares available for future grant					6,309,021
Employee Stock Purchase Plan Twenty Thirteen | Infinity Pharmaceuticals Inc [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee stock purchase plan share purchase offering period					24 months
Employee stock purchase plan number of purchase periods | PERIOD					4
Employee stock purchase plan share purchase period					6 months
Percentage of common stock purchase price					85.00%
Number of common stock purchased (in shares)					111,155		57,561
Proceeds from purchase of common stock | $					$ 100,000		$ 100,000
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSUs granted					2,950,483
RSUs grant date fair value per unit | $ / shares					$ 1.08
Share based compensation by share based payment arrangement other than options unvested outstanding					2,939,816						50,000
Fair value of RSU's vested | $					$ (50,000)
Forfeited (in shares)					(10,667)
Unvested, Beginning of the period (in dollars per share) | $ / shares	$ 1.08	$ 2.93			$ 2.93
Vested (in dollars per share) | $ / shares					2.93
Forfeited (in dollars per share) | $ / shares					1.08
Unvested, End of the period (in dollars per share) | $ / shares					$ 1.08		$ 2.93
Restricted Stock | Infinity Pharmaceuticals Inc [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of RSU's vested | $					$ 0
Vested (in shares)							0
2008 Omnibus Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock authorized					1,450,740,000			1,450,740,000
Shares available for future grant	583,468,000		583,468,000			457,733,000
Number of additional shares available for future grant										400,000,000
2008 Omnibus Plan | Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for future grant	1,153,116,000		1,153,116,000
Outstanding Options	1,252,931,000		1,252,931,000			878,850
2008 Omnibus Plan | Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number Of Shares For Each Unit Of Restricted Stock						1.25
Inducement Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock authorized												125,000,000
Shares available for future grant	25,185,000		25,185,000			7,150
Inducement Plan [Member] | Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for future grant	99,815,000		99,815,000
Outstanding Options						117,850